iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .0%
Axon Enterprise, Inc.
(a)
..................... 4,139 $ 951,432
Boeing Co. (The)
(a)
........................ 4,301 996,241
General Dynamics Corp. .................... 3,810 940,956
HEICO Corp. ........................... 2,304 394,053
HEICO Corp. , Class A ...................... 3,955 543,457
Howmet Aerospace, Inc. .................... 18,188 956,689
Huntington Ingalls Industries, Inc. .............. 3,909 926,511
L3Harris Technologies, Inc. .................. 5,018 957,484
Lockheed Martin Corp. ..................... 2,110 944,795
Northrop Grumman Corp. ................... 2,010 955,071
RTX Corp. ............................. 11,827 963,664
Textron, Inc. ............................ 12,007 920,456
TransDigm Group, Inc. ..................... 971 934,947
11,385,756
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 11,415 936,601
Expeditors International of Washington, Inc. ....... 7,967 958,749
FedEx Corp. ............................ 3,664 948,353
United Parcel Service, Inc. , Class B ............ 6,260 949,078
3,792,781
a
Automobile Components  —  0 .5%
Aptiv PLC
(a)
............................. 11,494 952,163
BorgWarner, Inc. ......................... 27,124 913,807
Lear Corp. ............................. 6,957 930,499
2,796,469
a
Automobiles  —  0 .8%
Ford Motor Co. .......................... 90,555 929,094
General Motors Co. ....................... 32,831 1,037,460
Lucid Group, Inc.
(b)
........................ 215,746 910,448
Rivian Automotive, Inc. , Class A
(b)
.............. 55,306 926,929
Tesla, Inc.
(a)
............................. 3,954 949,276
4,753,207
a
Banks  —  2 .3%
Bank of America Corp. ..................... 31,178 950,617
Citigroup, Inc. ........................... 20,688 953,717
Citizens Financial Group, Inc. ................ 33,950 925,817
Fifth Third Bancorp ....................... 33,839 979,639
First Citizens BancShares, Inc. , Class A .......... 643 943,853
Huntington Bancshares, Inc. ................. 84,583 952,405
JPMorgan Chase & Co. .................... 6,131 956,927
KeyCorp ............................... 76,436 947,042
M&T Bank Corp. ......................... 7,376 945,382
PNC Financial Services Group, Inc. (The) ........ 7,184 962,369
Regions Financial Corp. .................... 57,444 958,166
Truist Financial Corp. ...................... 29,224 939,259
U.S. Bancorp ........................... 24,854 947,434
Wells Fargo & Co. ........................ 21,882 975,718
13,338,345
a
Beverages  —  1 .3%
Brown-Forman Corp. , Class B , NVS ............ 15,865 931,910
Celsius Holdings, Inc. ...................... 17,282 855,632
Coca-Cola Co. (The) ...................... 16,313 953,332
Constellation Brands, Inc. , Class A ............. 3,952 950,416
Keurig Dr Pepper, Inc. ..................... 29,463 930,147
Molson Coors Beverage Co. , Class B ........... 15,870 976,640
Monster Beverage Corp.
(a)
................... 17,080 941,962
PepsiCo, Inc. ........................... 5,623 946,294
7,486,333
a
Security Shares Value
a
Biotechnology  —  2 .3%
AbbVie, Inc. ............................ 6,770 $ 963,980
Alnylam Pharmaceuticals, Inc.
(a)
............... 5,666 953,304
Amgen, Inc. ............................ 3,519 948,863
Biogen, Inc.
(a)
........................... 4,069 952,472
BioMarin Pharmaceutical, Inc.
(b)
............... 10,697 974,283
Exact Sciences Corp.
(a) (b)
.................... 13,915 890,560
Gilead Sciences, Inc. ...................... 12,320 943,712
Incyte Corp. ............................ 17,115 930,029
Moderna, Inc.
(a)
.......................... 11,858 921,367
Neurocrine Biosciences, Inc.
(a)
................ 8,556 997,544
Regeneron Pharmaceuticals, Inc.
(a)
............. 1,168 962,210
Seagen, Inc. ............................ 4,420 942,388
United Therapeutics Corp. ................... 4,089 981,360
Vertex Pharmaceuticals, Inc.
(a)
................ 2,618 928,893
13,290,965
a
Broadline Retail  —  0 .7%
Amazon.com, Inc.
(a)
....................... 6,408 936,145
eBay, Inc. .............................. 23,735 973,372
Etsy, Inc.
(a)
............................. 12,992 984,923
MercadoLibre, Inc.
(a)
....................... 632 1,024,131
3,918,571
a
Building Products  —  1 .8%
A O Smith Corp. ......................... 12,302 927,079
Allegion PLC ............................ 8,855 939,427
Builders FirstSource, Inc. ................... 6,969 934,613
Carlisle Companies, Inc. .................... 3,412 956,759
Carrier Global Corp. ....................... 17,472 907,845
Fortune Brands Innovations, Inc. .............. 14,170 969,653
Johnson Controls International PLC ............ 17,869 943,483
Lennox International, Inc. ................... 2,298 934,505
Masco Corp. ............................ 15,562 942,279
Owens Corning .......................... 7,163 971,159
Trane Technologies PLC .................... 4,126 930,042
10,356,844
a
Capital Markets  —  4 .8%
Ameriprise Financial, Inc. ................... 2,679 947,053
Ares Management Corp. , Class A .............. 8,639 969,728
Bank of New York Mellon Corp. (The) ........... 19,871 960,167
BlackRock, Inc.
(c)
......................... 1,299 975,848
Blackstone, Inc. , NVS ...................... 8,796 988,406
Carlyle Group, Inc. (The) .................... 29,371 1,006,838
Cboe Global Markets, Inc. ................... 5,296 964,878
Charles Schwab Corp. (The) ................. 16,555 1,015,153
CME Group, Inc. , Class A ................... 4,417 964,496
Coinbase Global, Inc. , Class A
(b)
............... 8,825 1,100,654
FactSet Research Systems, Inc. ............... 2,053 930,953
Franklin Resources, Inc. .................... 38,692 959,562
Goldman Sachs Group, Inc. (The) ............. 2,758 941,967
Intercontinental Exchange, Inc. ............... 8,349 950,450
KKR & Co., Inc. .......................... 13,751 1,042,876
LPL Financial Holdings, Inc. .................. 4,159 924,546
MarketAxess Holdings, Inc. .................. 4,097 983,772
Moody's Corp. ........................... 2,593 946,341
Morgan Stanley .......................... 11,748 932,086
MSCI, Inc. , Class A ....................... 1,793 933,884
Nasdaq, Inc. ............................ 17,295 965,753
Northern Trust Corp. ....................... 12,345 978,341
Raymond James Financial, Inc. ............... 9,012 947,612
Robinhood Markets, Inc. , Class A .............. 115,171 1,013,505
S&P Global, Inc. ......................... 2,275 946,013
SEI Investments Co. ....................... 16,066 942,592
State Street Corp. ........................ 13,386 974,768

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Capital Markets (continued)
T Rowe Price Group, Inc. ................... 9,474 $ 948,632
Tradeweb Markets, Inc. , Class A ............... 10,023 971,229
28,128,103
a
Chemicals  —  2 .9%
Air Products and Chemicals, Inc. .............. 3,441 930,963
Albemarle Corp. ......................... 7,183 871,082
Celanese Corp. .......................... 7,171 994,331
CF Industries Holdings, Inc. .................. 12,163 914,049
Corteva, Inc. ............................ 19,982 903,186
Dow, Inc. .............................. 18,118 937,606
DuPont de Nemours, Inc. ................... 13,121 938,676
Eastman Chemical Co. ..................... 11,429 958,093
Ecolab, Inc. ............................ 5,062 970,537
FMC Corp. ............................. 17,433 935,455
International Flavors & Fragrances, Inc. .......... 12,675 955,442
Linde PLC ............................. 2,293 948,775
LyondellBasell Industries NV , Class A ........... 9,718 924,182
Mosaic Co. (The) ......................... 25,859 928,080
PPG Industries, Inc. ....................... 6,907 980,725
RPM International, Inc. ..................... 9,176 944,486
Sherwin-Williams Co. (The) .................. 3,429 956,005
Westlake Corp. .......................... 7,208 925,435
16,917,108
a
Commercial Services & Supplies  —  1 .1%
Cintas Corp. ............................ 1,700 940,525
Copart, Inc.
(a)
........................... 18,414 924,751
Republic Services, Inc. ..................... 5,870 950,001
Rollins, Inc. ............................. 23,544 959,183
Veralto Corp.
(a)
.......................... 13,233 1,022,249
Waste Connections, Inc. .................... 6,970 944,365
Waste Management, Inc. .................... 5,470 935,315
6,676,389
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 4,348 955,299
Cisco Systems, Inc. ....................... 19,398 938,475
F5, Inc.
(a)
.............................. 5,702 976,126
Juniper Networks, Inc. ..................... 34,782 989,548
Motorola Solutions, Inc. .................... 2,931 946,332
4,805,780
a
Construction & Engineering  —  0 .3%
AECOM ............................... 10,780 957,911
Quanta Services, Inc. ...................... 5,085 957,556
1,915,467
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 2,057 955,662
Vulcan Materials Co. ...................... 4,451 950,555
1,906,217
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 33,900 990,558
American Express Co. ..................... 5,694 972,365
Capital One Financial Corp. .................. 8,776 979,928
Discover Financial Services .................. 10,769 1,001,517
Synchrony Financial ....................... 31,400 1,016,104
4,960,472
a
Consumer Staples Distribution & Retail  —  1 .5%
Albertsons Companies, Inc. , Class A ............ 44,673 972,531
Costco Wholesale Corp. .................... 1,612 955,497
Dollar General Corp. ...................... 7,689 1,008,182
Dollar Tree, Inc.
(a)
......................... 8,100 1,001,079
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Kroger Co. (The) ......................... 21,816 $ 965,794
Sysco Corp. ............................ 13,138 948,169
Target Corp. ............................ 7,222 966,376
Walgreens Boots Alliance, Inc. ................ 44,524 887,809
Walmart, Inc. ............................ 6,029 938,655
8,644,092
a
Containers & Packaging  —  1 .2%
Amcor PLC ............................. 99,929 947,327
Avery Dennison Corp. ...................... 4,937 960,247
Ball Corp. .............................. 17,680 977,527
Crown Holdings, Inc. ...................... 11,273 969,591
International Paper Co. ..................... 28,740 1,061,656
Packaging Corp. of America ................. 6,117 1,027,717
Westrock Co. ........................... 25,520 1,050,658
6,994,723
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 6,817 905,161
LKQ Corp. ............................. 20,601 917,363
Pool Corp. ............................. 2,682 931,512
2,754,036
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 16,410 1,021,358
a
Diversified Telecommunication Services  —  0 .5%
AT&T, Inc. .............................. 58,158 963,678
Liberty Global, Ltd. , Class C ................. 53,597 902,574
Verizon Communications, Inc. ................ 25,492 977,108
2,843,360
a
Electric Utilities  —  2 .6%
Alliant Energy Corp. ....................... 19,066 964,168
American Electric Power Co., Inc. .............. 12,130 964,942
Constellation Energy Corp. .................. 7,657 926,803
Duke Energy Corp. ....................... 10,485 967,556
Edison International ....................... 14,254 954,875
Entergy Corp. ........................... 9,462 959,541
Evergy, Inc. ............................. 18,552 946,894
Eversource Energy ....................... 16,061 954,184
Exelon Corp. ............................ 23,960 922,700
FirstEnergy Corp. ........................ 25,016 924,091
NextEra Energy, Inc. ...................... 16,330 955,468
NRG Energy, Inc. ......................... 19,800 947,232
PG&E Corp. ............................ 52,960 909,323
PPL Corp. ............................. 35,779 934,548
Southern Co. (The) ....................... 13,484 957,094
Xcel Energy, Inc. ......................... 15,590 948,496
15,137,915
a
Electrical Equipment  —  1 .0%
AMETEK, Inc. ........................... 6,048 938,831
Eaton Corp. PLC ......................... 4,126 939,449
Emerson Electric Co. ...................... 10,546 937,539
Hubbell, Inc. ............................ 3,113 933,900
Rockwell Automation, Inc. ................... 3,454 951,370
Vertiv Holdings Co. , Class A ................. 21,018 917,646
5,618,735
a
Electronic Equipment, Instruments & Components  —  1 .5%
Amphenol Corp. , Class A ................... 10,456 951,391
CDW Corp. ............................. 4,310 908,893
Corning, Inc. ............................ 33,098 942,962
Jabil, Inc. .............................. 7,071 815,428
Keysight Technologies, Inc.
(a)
................. 6,940 943,077

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd. ....................... 7,141 $ 935,471
Teledyne Technologies, Inc. .................. 2,395 965,089
Trimble, Inc. ............................ 21,314 988,969
Zebra Technologies Corp. , Class A
(a)
............ 4,246 1,006,217
8,457,497
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 27,645 933,019
Halliburton Co. .......................... 24,511 907,642
Schlumberger Ltd. ........................ 17,754 923,918
2,764,579
a
Entertainment  —  1 .5%
Electronic Arts, Inc. ....................... 6,913 954,063
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS ................................ 14,324 911,866
Live Nation Entertainment, Inc.
(a)
.............. 10,425 877,993
Netflix, Inc.
(a)
............................ 1,973 935,143
ROBLOX Corp. , Class A
(b)
................... 24,732 972,215
Roku, Inc. , Class A ........................ 9,857 1,027,099
Take-Two Interactive Software, Inc. ............. 6,007 950,307
Walt Disney Co. (The)
(a)
.................... 9,853 913,275
Warner Bros Discovery, Inc. , Series A
(a)
.......... 87,182 911,052
8,453,013
a
Financial Services  —  2 .2%
Apollo Global Management, Inc. ............... 10,602 975,384
Berkshire Hathaway, Inc. , Class B
(a)
............ 2,585 930,600
Block, Inc. , Class A ....................... 15,865 1,006,317
Equitable Holdings, Inc. .................... 32,946 1,011,113
Fidelity National Information Services, Inc. ........ 17,086 1,001,923
Fiserv, Inc.
(a)
............................ 7,546 985,583
FleetCor Technologies, Inc.
(a)
................. 3,979 956,950
Global Payments, Inc. ..................... 8,259 961,678
Jack Henry & Associates, Inc. ................ 6,093 966,898
Mastercard, Inc. , Class A .................... 2,315 958,016
PayPal Holdings, Inc.
(a)
..................... 16,430 946,532
Toast, Inc. , Class A ........................ 64,754 962,892
Visa, Inc. , Class A ........................ 3,746 961,523
12,625,409
a
Food Products  —  2 .4%
Archer-Daniels-Midland Co. .................. 12,720 937,845
Bunge Global SA ......................... 8,694 955,210
Campbell Soup Co. ....................... 22,989 923,698
Conagra Brands, Inc. ...................... 33,322 942,679
Darling Ingredients, Inc. .................... 21,515 943,863
General Mills, Inc. ........................ 14,601 929,500
Hershey Co. (The) ........................ 4,850 911,412
Hormel Foods Corp. ....................... 29,088 889,802
J M Smucker Co. (The) ..................... 8,341 915,258
Kellanova .............................. 17,828 936,683
Kraft Heinz Co. (The) ...................... 27,710 972,898
Lamb Weston Holdings, Inc. ................. 9,620 962,289
McCormick & Co., Inc. , NVS ................. 14,267 924,930
Mondelez International, Inc. , Class A ............ 13,205 938,347
Tyson Foods, Inc. , Class A .................. 19,342 905,979
13,990,393
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 8,292 943,713
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 29,206 943,354
JB Hunt Transport Services, Inc. .............. 5,264 975,261
Knight-Swift Transportation Holdings, Inc. , Class A .. 18,338 986,218
Security Shares Value
a
Ground Transportation (continued)
Norfolk Southern Corp. ..................... 4,414 $ 962,958
Old Dominion Freight Line, Inc. ............... 2,328 905,732
Uber Technologies, Inc.
(a)
................... 17,102 964,211
U-Haul Holding Co. , Series N , NVS ............. 17,703 958,617
Union Pacific Corp. ....................... 4,235 954,018
7,650,369
a
Health Care Equipment & Supplies  —  3 .1%
Abbott Laboratories ....................... 9,252 964,891
Align Technology, Inc.
(a)
..................... 4,350 930,030
Baxter International, Inc. .................... 26,287 948,435
Becton Dickinson & Co. .................... 4,007 946,373
Boston Scientific Corp.
(a)
.................... 17,193 960,917
Cooper Companies, Inc. (The) ................ 2,770 933,268
Dexcom, Inc.
(a)
.......................... 8,593 992,663
Edwards Lifesciences Corp.
(a)
................ 13,936 943,607
GE HealthCare Technologies, Inc. ............. 12,769 874,166
Hologic, Inc.
(a)
........................... 13,023 928,540
IDEXX Laboratories, Inc.
(a)
................... 1,980 922,324
Insulet Corp.
(a)
........................... 5,166 976,839
Intuitive Surgical, Inc.
(a)
..................... 3,007 934,696
Medtronic PLC .......................... 12,458 987,546
ResMed, Inc. ........................... 6,192 976,664
STERIS PLC ............................ 4,686 941,605
Stryker Corp. ........................... 3,237 959,220
Teleflex, Inc. ............................ 4,361 984,234
Zimmer Biomet Holdings, Inc. ................ 8,323 968,048
18,074,066
a
Health Care Providers & Services  —  2 .6%
Cardinal Health, Inc. ....................... 8,895 952,477
Cencora, Inc. ........................... 4,779 971,905
Centene Corp.
(a)
......................... 12,869 948,188
Cigna Group (The) ........................ 3,293 865,664
CVS Health Corp. ........................ 13,717 932,070
DaVita, Inc.
(a)
............................ 9,601 974,117
Elevance Health, Inc. ...................... 2,012 964,734
HCA Healthcare, Inc. ...................... 3,769 944,059
Henry Schein, Inc.
(a)
....................... 13,647 910,664
Humana, Inc. ........................... 1,863 903,294
Laboratory Corp. of America Holdings ........... 4,436 962,213
McKesson Corp. ......................... 2,067 972,648
Molina Healthcare, Inc. ..................... 2,628 960,692
Quest Diagnostics, Inc. ..................... 6,944 952,925
UnitedHealth Group, Inc. .................... 1,750 967,698
Universal Health Services, Inc. , Class B ......... 6,888 946,962
15,130,310
a
Health Care REITs  —  0 .5%
Healthpeak Properties, Inc. .................. 56,270 974,596
Ventas, Inc. ............................ 20,826 954,664
Welltower, Inc. ........................... 10,574 942,144
2,871,404
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 5,239 913,210
a
Hotel & Resort REITs  —  0 .2%
Host Hotels & Resorts, Inc. .................. 53,474 934,191
a
Hotels, Restaurants & Leisure  —  3 .4%
Airbnb, Inc. , Class A
(a) (b)
..................... 7,219 912,049
Booking Holdings, Inc.
(a)
.................... 297 928,333
Caesars Entertainment, Inc. ................. 20,236 904,954
Carnival Corp.
(a)
.......................... 64,265 967,831
Chipotle Mexican Grill, Inc.
(a)
................. 428 942,563

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc. ................... 6,079 $ 951,181
Domino's Pizza, Inc. ....................... 2,541 998,334
DoorDash, Inc. , Class A .................... 9,779 919,030
DraftKings, Inc. , Class A .................... 24,207 925,676
Expedia Group, Inc.
(a)
...................... 6,941 945,225
Hilton Worldwide Holdings, Inc. ............... 5,535 927,223
Hyatt Hotels Corp. , Class A
(b)
................. 8,112 930,933
Las Vegas Sands Corp. .................... 19,000 876,280
Marriott International, Inc. , Class A ............. 4,524 917,015
McDonald's Corp. ........................ 3,356 945,855
MGM Resorts International .................. 23,228 916,112
Royal Caribbean Cruises Ltd.
(a)
............... 8,849 950,914
Starbucks Corp. .......................... 8,977 891,416
Vail Resorts, Inc. ......................... 4,139 899,446
Wynn Resorts Ltd. ........................ 10,742 906,840
Yum! Brands, Inc. ........................ 7,308 917,519
19,474,729
a
Household Durables  —  0 .8%
DR Horton, Inc. .......................... 7,292 930,970
Garmin Ltd. ............................. 7,798 953,227
Lennar Corp. , Class A ...................... 7,298 933,560
NVR, Inc.
(a)
............................. 148 910,998
PulteGroup, Inc. ......................... 10,609 938,048
4,666,803
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 10,239 989,395
Clorox Co. (The) ......................... 6,833 979,510
Colgate-Palmolive Co. ..................... 12,443 980,135
Kimberly-Clark Corp. ...................... 7,768 961,135
Procter & Gamble Co. (The) ................. 6,231 956,583
4,866,758
a
Independent Power and Renewable Electricity Producers  —  0 .3%
AES Corp. (The) ......................... 54,407 936,344
Vistra Corp. ............................ 26,992 955,787
1,892,131
a
Industrial Conglomerates  —  0 .5%
3M Co. ................................ 9,858 976,632
General Electric Co. ....................... 7,798 949,796
Honeywell International, Inc. ................. 4,879 955,894
2,882,322
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 8,435 969,435
a
Insurance  —  4 .3%
Aflac, Inc. .............................. 11,536 954,143
Allstate Corp. (The) ....................... 6,954 958,748
American Financial Group, Inc. ............... 8,589 982,496
American International Group, Inc. ............. 14,549 957,470
Aon PLC , Class A ........................ 2,819 926,013
Arch Capital Group Ltd.
(a)
................... 11,086 927,787
Arthur J Gallagher & Co. .................... 3,798 945,702
Assurant, Inc. ........................... 5,779 970,988
Brown & Brown, Inc. ....................... 12,783 955,401
Chubb Ltd. ............................. 4,196 962,688
Cincinnati Financial Corp. ................... 9,291 955,022
Erie Indemnity Co. , Class A , NVS .............. 3,304 976,795
Everest Group Ltd. ........................ 2,343 961,919
Fidelity National Financial, Inc. ................ 20,592 923,345
Globe Life, Inc. .......................... 7,935 977,037
Hartford Financial Services Group, Inc. (The) ...... 12,265 958,632
Loews Corp. ............................ 13,874 975,203
Security Shares Value
a
Insurance (continued)
Markel Group, Inc.
(a)
....................... 664 $ 955,556
Marsh & McLennan Companies, Inc. ............ 4,713 939,866
MetLife, Inc. ............................ 14,979 953,114
Principal Financial Group, Inc. ................ 12,899 952,333
Progressive Corp. (The) .................... 5,876 963,840
Prudential Financial, Inc. .................... 9,925 970,467
Travelers Companies, Inc. (The) ............... 5,441 982,753
W R Berkley Corp. ........................ 13,443 975,290
Willis Towers Watson PLC ................... 3,871 953,427
24,916,035
a
Interactive Media & Services  —  0 .8%
Alphabet, Inc. , Class A
(a)
.................... 3,635 481,746
Alphabet, Inc. , Class C , NVS
(a)
................ 3,198 428,276
Match Group, Inc.
(a)
....................... 28,731 930,310
Meta Platforms, Inc. , Class A
(a)
................ 2,754 900,971
Pinterest, Inc. , Class A
(a)
.................... 29,142 992,868
Snap, Inc. , Class A , NVS
(b)
.................. 77,065 1,065,809
4,799,980
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 2,830 942,786
Akamai Technologies, Inc.
(a)
.................. 8,325 961,787
Cloudflare, Inc. , Class A
(b)
................... 12,860 992,149
Cognizant Technology Solutions Corp. , Class A ..... 13,415 944,148
EPAM Systems, Inc.
(a)
...................... 3,597 928,709
Gartner, Inc.
(a) (b)
.......................... 2,205 958,822
GoDaddy, Inc. , Class A
(a)
.................... 10,108 1,011,407
International Business Machines Corp. .......... 6,066 961,825
MongoDB, Inc. , Class A
(a)
................... 2,297 954,955
Okta, Inc. , Class A ........................ 12,994 871,248
Snowflake, Inc. , Class A .................... 5,616 1,054,011
Twilio, Inc. , Class A ....................... 14,715 951,766
VeriSign, Inc.
(a)
.......................... 4,440 942,168
12,475,781
a
Leisure Products  —  0 .2%
Hasbro, Inc. ............................ 20,961 972,800
a
Life Sciences Tools & Services  —  2 .3%
Agilent Technologies, Inc. ................... 8,215 1,049,877
Avantor, Inc. ............................ 48,166 1,020,156
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 3,075 937,629
Bio-Techne Corp. ......................... 14,725 926,203
Charles River Laboratories International, Inc.
(a)
..... 4,914 968,451
Danaher Corp. .......................... 4,437 990,826
Illumina, Inc.
(a)
........................... 9,593 978,006
IQVIA Holdings, Inc.
(a)
...................... 4,561 976,510
Mettler-Toledo International, Inc.
(a)
............. 892 974,002
Repligen Corp. .......................... 6,016 946,016
Revvity, Inc. ............................ 10,626 944,651
Thermo Fisher Scientific, Inc. ................. 1,996 989,537
Waters Corp.
(a)
.......................... 3,588 1,006,829
West Pharmaceutical Services, Inc. ............ 2,683 941,089
13,649,782
a
Machinery  —  3 .3%
Caterpillar, Inc. .......................... 3,739 937,442
CNH Industrial N.V. ....................... 90,643 973,506
Cummins, Inc. ........................... 4,177 936,316
Deere & Co. ............................ 2,462 897,177
Dover Corp. ............................ 6,773 956,077
Fortive Corp. ............................ 13,835 954,338
Graco, Inc. ............................. 11,608 937,694
IDEX Corp. ............................. 4,784 964,837
Illinois Tool Works, Inc. ..................... 3,908 946,557

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
Ingersoll Rand, Inc. ....................... 13,296 $ 949,733
Nordson Corp. ........................... 4,004 942,301
Otis Worldwide Corp. ...................... 11,042 947,293
PACCAR, Inc. ........................... 10,195 936,105
Parker-Hannifin Corp. ...................... 2,170 940,001
Pentair PLC ............................ 14,900 961,646
Snap-on, Inc. ........................... 3,419 939,165
Stanley Black & Decker, Inc. ................. 10,225 929,453
Toro Co. (The) ........................... 11,008 913,664
Westinghouse Air Brake Technologies Corp. ....... 8,098 943,903
Xylem, Inc. ............................. 9,344 982,335
18,889,543
a
Media  —  1 .8%
Charter Communications, Inc. , Class A
(a) (b)
........ 2,267 907,095
Comcast Corp. , Class A .................... 21,806 913,453
Fox Corp. , Class A , NVS .................... 19,999 590,770
Fox Corp. , Class B ........................ 11,298 312,503
Interpublic Group of Companies, Inc. (The) ....... 30,690 943,411
Liberty Broadband Corp. , Class C , NVS .......... 11,101 922,715
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS . 35,374 954,744
News Corp. , Class A , NVS .................. 44,001 969,782
Omnicom Group, Inc. ...................... 11,827 953,611
Paramount Global , Class B , NVS .............. 67,217 965,908
Sirius XM Holdings, Inc.
(b)
................... 182,167 852,542
Trade Desk, Inc. (The) , Class A
(a)
.............. 13,915 980,451
10,266,985
a
Metals & Mining  —  1 .0%
Cleveland-Cliffs, Inc. ...................... 54,885 941,827
Freeport-McMoRan, Inc. .................... 25,548 953,452
Newmont Corp. .......................... 25,611 1,029,306
Nucor Corp. ............................ 5,962 1,013,361
Reliance Steel & Aluminum Co. ............... 3,470 955,152
Steel Dynamics, Inc. ....................... 8,371 997,237
5,890,335
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .2%
Annaly Capital Management, Inc. .............. 52,692 952,144
a
Multi-Utilities  —  1 .6%
Ameren Corp. ........................... 12,189 945,745
CenterPoint Energy, Inc. .................... 33,938 959,427
CMS Energy Corp. ........................ 16,294 924,847
Consolidated Edison, Inc. ................... 10,348 932,458
Dominion Energy, Inc. ...................... 20,175 914,735
DTE Energy Co. ......................... 9,102 947,609
NiSource, Inc. ........................... 35,930 921,245
Public Service Enterprise Group, Inc. ........... 14,628 913,226
Sempra ............................... 12,927 941,991
WEC Energy Group, Inc. .................... 11,514 962,801
9,364,084
a
Office REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 8,962 980,443
Boston Properties, Inc. ..................... 16,997 967,639
1,948,082
a
Oil, Gas & Consumable Fuels  —  4 .0%
APA Corp. ............................. 25,306 911,016
Cheniere Energy, Inc. ...................... 5,390 981,789
Chesapeake Energy Corp. .................. 11,452 919,710
Chevron Corp. ........................... 6,485 931,246
ConocoPhillips .......................... 8,115 937,851
Coterra Energy, Inc. ....................... 35,095 921,244
Devon Energy Corp. ....................... 20,511 922,380
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc. ................... 5,996 $ 925,842
EOG Resources, Inc. ...................... 7,477 920,194
EQT Corp. ............................. 23,356 933,306
Exxon Mobil Corp. ........................ 8,960 920,550
Hess Corp. ............................. 6,480 910,829
HF Sinclair Corp. ......................... 17,260 905,805
Kinder Morgan, Inc. , Class P ................. 55,274 971,164
Marathon Oil Corp. ........................ 36,619 931,221
Marathon Petroleum Corp. .................. 6,285 937,659
Occidental Petroleum Corp. .................. 15,315 905,882
ONEOK, Inc. ............................ 14,028 965,828
Ovintiv, Inc. ............................. 20,854 924,666
Phillips 66 .............................. 7,928 1,021,840
Pioneer Natural Resources Co. ............... 3,945 913,820
Targa Resources Corp. ..................... 10,811 977,855
Texas Pacific Land Corp. .................... 571 954,683
Valero Energy Corp. ....................... 7,506 940,952
Williams Companies, Inc. (The) ............... 26,358 969,711
23,457,043
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc. ....................... 25,653 947,365
Southwest Airlines Co. ..................... 37,260 952,738
1,900,103
a
Personal Care Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 7,647 976,446
Kenvue, Inc. ............................ 47,410 969,060
1,945,506
a
Pharmaceuticals  —  1 .6%
Bristol-Myers Squibb Co. .................... 19,148 945,528
Catalent, Inc.
(a)
.......................... 23,449 910,994
Eli Lilly & Co. ........................... 1,567 926,160
Jazz Pharmaceuticals PLC .................. 7,761 917,583
Johnson & Johnson ....................... 6,246 966,006
Merck & Co., Inc. ......................... 9,119 934,515
Pfizer, Inc. ............................. 31,232 951,639
Royalty Pharma PLC , Class A ................ 34,769 941,197
Viatris, Inc. ............................. 98,874 907,663
Zoetis, Inc. , Class A ....................... 5,318 939,531
9,340,816
a
Professional Services  —  2 .3%
Automatic Data Processing, Inc. ............... 4,041 929,107
Booz Allen Hamilton Holding Corp. , Class A ....... 7,342 918,704
Broadridge Financial Solutions, Inc. ............ 5,097 987,901
Ceridian HCM Holding, Inc.
(b)
................. 13,409 923,880
Equifax, Inc. ............................ 4,469 972,946
Jacobs Solutions, Inc. ...................... 6,836 869,402
Leidos Holdings, Inc. ...................... 8,840 948,709
Paychex, Inc. ........................... 7,884 961,611
Paycom Software, Inc. ..................... 5,132 932,279
Paylocity Holding Corp. ..................... 6,148 963,207
Robert Half, Inc. ......................... 11,361 931,375
SS&C Technologies Holdings, Inc. ............. 16,987 955,689
TransUnion ............................. 15,616 916,972
Verisk Analytics, Inc. ....................... 3,912 944,474
13,156,256
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 11,986 946,415
CoStar Group, Inc.
(a) (b)
...................... 11,281 936,774
Zillow Group, Inc. , Class C , NVS
(a)
............. 24,201 990,789
2,873,978
a

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Residential REITs  —  1 .6%
American Homes 4 Rent , Class A .............. 25,945 $ 941,025
AvalonBay Communities, Inc. ................ 5,470 945,982
Camden Property Trust ..................... 10,568 953,868
Equity LifeStyle Properties, Inc. ............... 13,469 957,646
Equity Residential ........................ 16,693 948,830
Essex Property Trust, Inc. ................... 4,395 938,157
Invitation Homes, Inc. ...................... 27,950 932,412
Mid-America Apartment Communities, Inc. ........ 7,640 951,027
Sun Communities, Inc. ..................... 7,574 979,621
UDR, Inc. .............................. 28,161 940,577
9,489,145
a
Retail REITs  —  0 .7%
Kimco Realty Corp. ....................... 49,752 961,209
Realty Income Corp. ....................... 17,594 949,372
Regency Centers Corp. .................... 15,146 950,866
Simon Property Group, Inc. .................. 7,628 952,661
3,814,108
a
Semiconductors & Semiconductor Equipment  —  3 .8%
Advanced Micro Devices, Inc.
(a)
............... 7,705 933,538
Analog Devices, Inc. ....................... 5,094 934,138
Applied Materials, Inc. ..................... 6,170 924,143
Broadcom, Inc. .......................... 1,725 1,596,884
Enphase Energy, Inc.
(a) (b)
.................... 9,506 960,296
Entegris, Inc. ............................ 8,895 928,638
First Solar, Inc. .......................... 5,878 927,431
Intel Corp. ............................. 20,928 935,482
KLA Corp. .............................. 1,679 914,417
Lam Research Corp. ...................... 1,302 932,128
Lattice Semiconductor Corp. ................. 15,679 918,005
Marvell Technology, Inc. .................... 16,608 925,564
Microchip Technology, Inc. ................... 11,053 922,262
Micron Technology, Inc. ..................... 11,910 906,589
Monolithic Power Systems, Inc. ............... 1,699 932,275
NVIDIA Corp. ........................... 1,857 868,519
NXP Semiconductors NV ................... 4,605 939,788
ON Semiconductor Corp.
(a)
.................. 13,248 944,980
Qorvo, Inc.
(a)
............................ 9,842 949,753
QUALCOMM, Inc. ........................ 7,230 933,031
Skyworks Solutions, Inc. .................... 9,883 957,959
Teradyne, Inc. ........................... 10,059 927,742
Texas Instruments, Inc. ..................... 6,020 919,314
22,032,876
a
Software  —  6 .0%
Adobe, Inc.
(a)
............................ 1,528 933,623
ANSYS, Inc.
(a)
........................... 3,098 908,829
Aspen Technology, Inc. ..................... 5,019 944,877
Atlassian Corp. , Class A .................... 5,031 960,669
Autodesk, Inc.
(a)
.......................... 4,262 930,949
Bentley Systems, Inc. , Class B ................ 17,667 919,744
BILL Holdings, Inc. ........................ 14,494 948,922
Cadence Design Systems, Inc.
(a)
.............. 3,465 946,881
Confluent, Inc. , Class A ..................... 48,315 1,025,244
Crowdstrike Holdings, Inc. , Class A
(b)
............ 4,507 1,068,114
Datadog, Inc. , Class A ..................... 8,377 976,507
DocuSign, Inc. ........................... 21,378 921,392
Dropbox, Inc. , Class A ..................... 33,803 952,569
Dynatrace, Inc. .......................... 18,090 968,720
Fair Isaac Corp.
(a)
......................... 891 969,052
Fortinet, Inc.
(a)
........................... 18,038 948,077
Gen Digital, Inc. .......................... 45,038 994,439
HubSpot, Inc. ........................... 1,969 972,548
Intuit, Inc. .............................. 1,659 948,052
Security Shares Value
a
Software (continued)
Manhattan Associates, Inc.
(a)
................. 4,210 $ 939,040
Microsoft Corp. .......................... 2,481 940,076
Oracle Corp. ............................ 8,008 930,610
Palantir Technologies, Inc. , Class A ............. 43,877 879,734
Palo Alto Networks, Inc.
(a) (b)
.................. 3,593 1,060,258
PTC, Inc. .............................. 6,020 947,307
Roper Technologies, Inc. .................... 1,784 960,238
Salesforce, Inc.
(a)
......................... 4,159 1,047,652
ServiceNow, Inc.
(a) (b)
....................... 1,404 962,779
Splunk, Inc. ............................ 6,189 937,881
Synopsys, Inc.
(a)
......................... 1,729 939,245
Tyler Technologies, Inc. ..................... 2,273 929,293
UiPath, Inc. , Class A
(a) (b)
.................... 50,476 997,406
Unity Software, Inc.
(b)
...................... 31,805 938,566
Workday, Inc. , Class A ..................... 3,950 1,069,344
Zoom Video Communications, Inc. , Class A ....... 14,187 962,304
Zscaler, Inc.
(b)
........................... 4,878 963,551
34,644,492
a
Specialized REITs  —  1 .8%
American Tower Corp. ..................... 4,690 979,178
Crown Castle, Inc. ........................ 8,966 1,051,533
Digital Realty Trust, Inc. .................... 6,893 956,611
Equinix, Inc. ............................ 1,194 973,122
Extra Space Storage, Inc. ................... 7,232 941,389
Gaming and Leisure Properties, Inc. ............ 20,706 967,591
Iron Mountain, Inc. ........................ 14,811 950,126
Public Storage ........................... 3,628 938,781
SBA Communications Corp. , Class A ............ 3,982 983,395
VICI Properties, Inc. ....................... 32,739 978,569
Weyerhaeuser Co. ........................ 29,052 910,780
10,631,075
a
Specialty Retail  —  2 .2%
AutoZone, Inc.
(a)
......................... 353 921,305
Bath & Body Works, Inc. .................... 32,221 1,051,049
Best Buy Co., Inc. ........................ 13,747 975,212
Burlington Stores, Inc. ..................... 6,849 1,161,522
CarMax, Inc.
(a) (b)
.......................... 14,396 920,480
Dick's Sporting Goods, Inc. .................. 7,868 1,023,627
Home Depot, Inc. (The) .................... 3,038 952,383
Lowe's Companies, Inc. .................... 4,580 910,641
O'Reilly Automotive, Inc.
(a)
................... 957 940,138
Ross Stores, Inc. ......................... 7,234 943,169
TJX Companies, Inc. (The) .................. 10,457 921,366
Tractor Supply Co. ........................ 4,665 947,042
Ulta Beauty, Inc.
(a)
........................ 2,308 983,185
12,651,119
a
Technology Hardware, Storage & Peripherals  —  1 .3%
Apple, Inc. ............................. 4,891 929,045
Dell Technologies, Inc. , Class C ............... 12,764 968,405
Hewlett Packard Enterprise Co. ............... 59,150 1,000,227
HP, Inc. ............................... 33,453 981,511
NetApp, Inc. ............................ 12,006 1,097,228
Seagate Technology Holdings PLC ............. 12,151 961,144
Super Micro Computer, Inc. .................. 3,074 840,647
Western Digital Corp.
(a)
..................... 19,775 955,330
7,733,537
a
Textiles, Apparel & Luxury Goods  —  0 .7%
Deckers Outdoor Corp.
(a)
.................... 1,487 987,323
Lululemon Athletica, Inc.
(a)
................... 2,185 976,258
Nike, Inc. , Class B ........................ 8,807 971,148

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
VF Corp. .............................. 54,693 $ 915,014
3,849,743
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 22,927 963,851
Philip Morris International, Inc. ................ 10,136 946,297
1,910,148
a
Trading Companies & Distributors  —  0 .8%
Fastenal Co. ............................ 15,370 921,739
Ferguson PLC ........................... 5,647 967,557
United Rentals, Inc. ....................... 1,985 944,899
Watsco, Inc. ............................ 2,399 916,970
WW Grainger, Inc. ........................ 1,158 910,408
4,661,573
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 7,166 944,766
Essential Utilities, Inc. ...................... 26,730 951,855
1,896,621
a
Security Shares Value
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 6,305 $ 948,587
a
Total Long-Term Investments — 99.6%
(Cost: $ 548,874,280 ) ................................ 578,065,635
a
Short-Term Securities
Money Market Funds  —  3 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 18,166,758 18,175,842
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.34%
(c) (d)
............................ 1,481,669 1,481,669
a
Total Short-Term Securities — 3.4%
(Cost: $ 19,646,056 ) ................................. 19,657,511
Total Investments — 103.0%
(Cost: $ 568,520,336 ) ................................ 597,723,146
Liabilities in Excess of Other Assets — ( 3 .0 ) % ............... (17,606,445)
Net Assets — 100.0% ................................. $ 580,116,701
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/23
  Shares Held
at 11/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 13,704,791 $ 4,468,630
(a)
$ — $ (909) $ 3,330 $ 18,175,842 18,166,758 $ 53,986
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 828,406 653,263
(a)
— — — 1,481,669 1,481,669 11,741 —
BlackRock, Inc. ... 901,595 111,149 (106,368) 18,043 51,429 975,848 1,299 6,480 —
$ 17,134 $ 54,759
$ 20,633,359
$ 72,207 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 4  12/15/23 $ 915  $ 31,827
E-Mini S&P MidCap 400 Index ............................................................. 5  12/15/23 1,284  15,845
$ 47,672

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
MSCI USA Equal Weighted ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 578,065,635 $ — $ — $ 578,065,635
Short-Term Securities
Money Market Funds ...................................... 19,657,511 — — 19,657,511
$ 597,723,146 $ — $ — $ 597,723,146
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 47,672 $ — $ — $ 47,672
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares